Goodwill - Disclosure of Sensitivity Assumptions (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Discount Rate (%)	30.00%	30.00%
Terminal Value Multiple	120.00%	200.00%
Revenue Growth Rate (%)	23.00%	25.00%
Discount Rate (%)
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 5%, assuming all other key assumptions were held constant*	$ 60,121
Assumptions rate applied	1.05
Terminal Value Multiple
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 5%, assuming all other key assumptions were held constant*	$ 46,885
Assumptions rate applied	0.95
Revenue Growth Rate (%)
Disclosure of detailed information about intangible assets [line items]
Impairment increase if the key assumption was changed by 5%, assuming all other key assumptions were held constant*	$ 45,231
Assumptions rate applied	0.95